Schedule of Components of Loss Before Income Taxes (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 1	$ (34,880)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 2	(76,464)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 3	(39,433)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 4	(42,513)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 5	(6,828)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 6	(57,023)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 7	(81,141)
Income Taxes Schedule Of Components Of Loss Before Income Taxes 8	$ (176,000)